Morgan, Lewis & Bockius LLP
				One Federal Street
                           Boston, Massachusetts 02110




							November 1, 2018



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


Re:  Pioneer Series Trust V (the "Trust")
     Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File Nos. 333-129005; 811-21823)


Ladies and Gentlemen:

On behalf of Pioneer Series Trust V, a Delaware statutory trust (the "Trust"), we are hereby filing Post-Effective Amendment No. 41 to the Registration Statement for the Trust (the "Amendment") relating to Pioneer Corporate High Yield Fund (the "Fund"), a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act").

The Amendment is being filed filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of reflecting changes to the Fund's investment strategies and is intended to become effective on December 31, 2018.

Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

							Very truly yours,



							/s/ Jeremy B. Kantrowitz
							    --------------------
    							    Jeremy B. Kantrowitz


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.